Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
Schedule of Investments in Unconsolidated Entities

The Company’s investments in unconsolidated entities consisted of the following:

	As of	As of
	March 31,	March 31,
	2025	2024
Equity investments without readily determinable fair value:
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	$124,023	$124,649
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	137,804	138,498
Equity method investment:
Huafu IKE International Education Consultant (Beijing) Co., Ltd. (c)	137,804	138,498
Impairment of investments in unconsolidated entities
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	(124,023)	(124,649)
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	(137,804)	(138,498)
Total	$137,804	$138,498

(a)	On June 2, 2016, the Company invested RMB 0.9 million (approximately $0.12 million as of March 31, 2024) in exchange for 10% equity interest of Tianyuebowen through its related party, Beijing Haohua Haofu Investment Co., Ltd. (“Haohua Haofu”). Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred 10% ownership of Tianyuebowen to the Company subsequently. RMB 0.9 million was paid in full by the Company in June 2016. Due to the continual losses of Tianyuebowen, the company believes that the probability of recovering the investment in Tianyuebowen is low. Therefore the investment in Beijing Tianyuebowen is fully impaired in fiscal year 2023.

(b)	On August 15, 2016, the Company invested RMB 1.0 million (approximately $0.14 million as of March 31, 2025) in exchange for 15% equity interest of Zhongtai International Education Technology (Beijing) Co., Ltd. (“Zhongtai”) through Haohua Haofu. Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred the 15% ownership of Zhongtai to the Company subsequently. RMB 1.0 million was paid in full by the Company in August 2016. Due to the continual losses of Zhongta, the company believes that the probability of recovering the investment in Zhongta is low. Therefore the investment in Zhongtai is fully impaired in fiscal year 2023.

(c)	On April 12, 2023, the Company signed an cooperate contract with Beijing IKE Kids education consultant Co., Ltd. invested RMB 1.0 million (approximately $0.14 million as of March 31, 2024) in exchange for 20% equity interest of the new established company Huafu IKE International Education Consultant (Beijing) Co., Ltd., the company accounted for it as an equity method investment in accordance with ASC 323, as the Company retained significant influence over Beijing IKE Kids education consultant Co., Ltd.